Schedule H, Line 4a, Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a, Schedule of Delinquent Participant Contributions

Participant Contributions
		Transferred Late to Plan		Total that constitute nonexempt prohibited transactions
		Check Here if Late				Contributions	Contributions	Total Fully Corrected
	Plan	Participant		Contributions		Corrected	Pending	Under VFCP and PTE
	Year	Loan Payments are Included:		Not Corrected		Outside VFCP	Correction VFCP	2002-51
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**	2025	$13,931	(a)	$13,931	(a)	$—	$—	$—

(a) Participant contributions were remitted untimely during the year ended December 31, 2025. The Company will pay the lost earnings in 2026.

** Participant loans were remitted untimely and are included in the contribution amounts.